Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net
14.	INTANGIBLE ASSETS, NET

	As of December 31, 2021
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount

Purchased video content	$138,902	$(99,961)	$(37,343)	$1,598
Operating rights for licensed games	60,454	(39,431)	(13,895)	7,128
Domain names and trademarks	26,766	(10,240)	(16,506)	20
Computer software	12,474	(12,084)	0	390
Developed technologies	8,879	(936)	(7,943)	0
Others	2,996	(988)	(2,008)	0

Total	$250,471	$(163,640)	$(77,695)	$9,136

	As of December 31, 2022
Items	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Carrying Amount
Purchased video content	$71,753	$(49,920)	$(20,885)	$948
Operating rights for licensed games	56,283	(39,638)	(12,728)	3,917
Domain names and trademarks	24,867	(9,752)	(15,110)	5
Computer software	11,832	(11,308)	0	524
Developed technologies	8,212	(869)	(7,343)	0
Others	2,743	(905)	(1,838)	0

Total	$175,690	$(112,392)	$(57,904)	$5,394

Impairment Losses
In 2022, Changyou recognized a

$2.0
million impairment loss for prepaid and other current assets related to content and game licenses.
In 2021, Changyou recognized a

$
1.7
 million impairment loss related to content and game licenses, of which $
0.1
 million was recognized as
impairment of intangible assets
and $
1.6
 million was recognized as impairment of prepaid and other current assets.
In 2020, Sohu recognized a $1.5
million impairment loss related to Sohu Video’s purchased video content, and Changyou recognized a
$2.7 million impairment loss related to content and game licenses, of which $0.8 million was recognized as impairment of intangible assets and $1.9 million was recognized as impairment of prepaid and other current assets.

Amortization
In 2022
, 2021 and 2020, amortization of intangible assets was $11.3 million, $12.5 million and $14.4 million, respectively.

As of December 31, 2022, amortization expenses for future periods are estimated to be as follows:

For the year ended December 31,	(in thousands)
2023	$3,918
2024	1,410
2025	66
2026	0
2027	0
Thereafter	0

Total expected amortization expense	$5,394